Income Taxes - Schedule of Reconciliation of the Federal Income Tax Effective Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax computed at federal statutory rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	7.84%	4.86%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	(0.39%)	0.36%
Permanent difference related to change in fair value of derivatives	1.37%	(1.91%)
Permanent difference related to change in fair value of convertible notes	3.44%	0.00%
Permanent difference related to interest expense on convertible notes	(4.40%)	0.00%
Return to Provision	1.17%	8.83%
Change in valuation allowance	97.73%	(31.84%)
Warrants issued on conversion	0.00%	(0.74%)
Reduction in Foreign Jurisdiction Tax Rate	(127.76%)	0.00%
Income Tax Provision/(Benefit)	0.00%	0.56%